Mortgage Servicing Rights - Summary of Company's Estimate of Future Amortization of Existing MSRs Carried at Amortized Cost (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Servicing Asset Future Amortization Expense Abstract [Abstract]
2017	$ 67,814
2018	63,283
2019	58,297
2020	53,184
2021	48,204
Thereafter	315,321
Total	$ 606,103